STOCK BASED COMPENSATION - Stock Options Outstanding (Q1) (Details) - $ / shares	3 Months Ended	5 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 14, 2022	Dec. 31, 2022	Dec. 31, 2022
Number of Options
Outstanding beginning balance (in shares)	3,394,753
Options granted (in shares)	0
Options exercised (in shares)	(281,130)		(135,090)
Options forfeited (in shares)	(8,893)		(149,328)
Options cancelled (in shares)	0
Outstanding ending balance (in shares)	3,104,730	3,679,171	3,394,753	3,394,753
Weighted Average Exercise Price (Per Share)
Outstanding beginning balance (in dollars per share)	$ 0.57
Options exercised (in dollars per share)	0.41		$ 0.3
Options forfeited (in dollars per share)	0
Options cancelled (in dollars per share)	0
Outstanding ending balance (in dollars per share)	$ 0.59		$ 0.57	$ 0.57
Options Vested and Exercisable, Number Of Options (in shares)	2,945,020		3,250,236	3,250,236
Options Vested and Exercisable, Weighted Average Remaining Contractual Life (Years)	5 years 11 months 19 days			5 years 9 months 14 days
Options Vested and Exercisable, Weighted Average Exercise Price (Per Share)	$ 0.56		$ 0.54	$ 0.54